ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
ACCOUNTS RECEIVABLE
5.	ACCOUNTS RECEIVABLE

	2013	2012

Accounts receivable, trade	$13,373	$10,308
Commodity taxes receivable	246	294
Refundable investment tax credit receivable	360	528
	$13,979	$11,130

For the years ended December 31, 2013 and 2012, the Company has not recognized any allowance for doubtful accounts.  The Company recorded a bad debt expense of $142 in customer support and operations for the year ended December 31, 2012.  Due to the high level of creditworthiness of its client base, the Company has not recognized any allowance for doubtful accounts.